UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Crossover Partners
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     April 06, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $123,745 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER SYS INC                 COM              00808V105     4127   957500 SH       SOLE                   957500        0        0
ALIGN TECHNOLOGY INC           COM              016255101     7608   400200 SH       SOLE                   400200        0        0
ALLIANCE GAMING CORP           COM NEW          01859P609    12502   389100 SH       SOLE                   389100        0        0
AMERICAN HOME MTG INVT CORP    COM              02660R107     8136   282500 SH       SOLE                   282500        0        0
AMERICREDIT CORP               COM              03060R101     5978   351000 SH       SOLE                   351000        0        0
ARGOSY GAMING CO               COM              040228108     1422    40000 SH       SOLE                    40000        0        0
CAMECO CORP                    COM              13321L108     2140    43000 SH       SOLE                    43000        0        0
CAPITAL ONE FINL CORP          COM              14040H105     5657    75000 SH       SOLE                    75000        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     6467   144000 SH       SOLE                   144000        0        0
CONSOL ENERGY INC              COM              20854P109     8951   334000 SH       SOLE                   334000        0        0
DIGITAL IMPACT INC DEL         COM              25385G106     2103   796500 SH       SOLE                   796500        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     6242   247000 SH       SOLE                   247000        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     9630   300000 SH       SOLE                   300000        0        0
HIGHLAND HOSPITALITY CORP      COM              430141101     3094   264000 SH       SOLE                   264000        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     1257    50000 SH       SOLE                    50000        0        0
NEW CENTURY FINANCIAL CORP     COM              64352D101     5463   112500 SH       SOLE                   112500        0        0
NVR INC                        COM              62944T105     8142    17700 SH       SOLE                    17700        0        0
ORBITZ INC                     CL A             68556Y100     4436   186300 SH       SOLE                   186300        0        0
PENN NATL GAMING INC           COM              707569109     7759   269700 SH       SOLE                   269700        0        0
PHELPS DODGE CORP              COM              717265102     3838    47000 SH       SOLE                    47000        0        0
PMI GROUP INC                  COM              69344M101     2914    78000 SH       SOLE                    78000        0        0
SAXON CAPITAL INC              COM              80556P302     5879   207000 SH       SOLE                   207000        0        0